Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended							24 Months Ended	3 Months Ended			12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2014 Artesyn (Embedded Computing and Power) [Member]	Sep. 30, 2014 Network Power [Member]	Sep. 30, 2013 Network Power [Member]	Sep. 30, 2012 Network Power [Member]	Sep. 30, 2014 Network Power [Member]	Sep. 30, 2014 Network Power [Member] Network Power - Europe, Middle East, and Africa [Member]	Sep. 30, 2013 Network Power [Member] Artesyn (Embedded Computing and Power) [Member]	Jun. 30, 2013 Network Power [Member] Artesyn (Embedded Computing and Power) [Member]	Sep. 30, 2012 Network Power [Member] Artesyn (Embedded Computing and Power) [Member]
Quarterly Financial Data [Abstract]
Net sales	$ 6,807	$ 6,312	$ 5,812	$ 5,606	$ 6,812	$ 6,344	$ 5,960	$ 5,553	$ 24,537	$ 24,669	$ 24,412	$ 146
Gross profit	2,889	2,638	2,395	2,236	2,804	2,568	2,373	2,207	10,158	9,952
Net earnings common stockholders	410	728	547	462	795	194	561	454	2,147	2,004	1,968
Net earnings per common share: Basic	$ 0.59	$ 1.03	$ 0.78	$ 0.65	$ 1.11	$ 0.27	$ 0.77	$ 0.63	$ 3.05	$ 2.78	$ 2.68
Net earnings per common share: Diluted	$ 0.58	$ 1.03	$ 0.77	$ 0.65	$ 1.10	$ 0.27	$ 0.77	$ 0.62	$ 3.03	$ 2.76	$ 2.67
Dividends per common share	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 0.41	$ 0.41	$ 0.41	$ 0.41	$ 1.72	$ 1.64	$ 1.60
Common stock prices: High	$ 68.23	$ 69.94	$ 70.29	$ 70.66	$ 66.79	$ 59.44	$ 58.67	$ 53.62	$ 70.66	$ 66.79
Common stock prices: Low	$ 60.85	$ 64.70	$ 62.25	$ 62.73	$ 54.55	$ 53.09	$ 53.83	$ 47.10	$ 60.85	$ 47.10
Effect of Fourth Quarter Events [Line Items]
Goodwill impairment									508	528	592		508	528	592	646	508		503	592
Goodwill impairment per share																	$ 0.72
After- tax goodwill impairment and income tax charges																		$ 58	$ 508
After-tax goodwill impairment and income tax charges per share																		$ 0.08	$ 0.70